Insurance (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Recoveries from reinsurers	$ 1,054	$ 405
Ceded premiums	530	542
Investment return on securities supporting insurance contracts	372	209
Insurance finance expense	(443)	(204)
Insurance contract liabilities	$ 7,169	$ 5,846
Bottom of range [member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Insurance liabilities, discount rate period	1 year
Insurance liabilities, discount rate	3.80%	5.50%
Top of range [member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Insurance liabilities, discount rate period	10 years
Insurance liabilities, discount rate	4.50%	5.70%
Other Insurance [Member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Insurance contract liabilities	$ 144	$ 127
Life And Health [Member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Insurance contract liabilities	$ 121	$ 124
Automobile [Member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	65.50%	66.80%
Residential [member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	34.30%	33.20%
Ontario [member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	50.50%	50.60%
Western Provinces [member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	31.90%	32.20%
Atlantic Provinces [member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	10.60%	10.60%
Quebec [member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	6.80%	6.60%